EXHIBIT 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-19	15-Mar-19	15-Apr-19
To	31-Mar-19	15-Apr-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$125,120,000.00
Required Overcollateralization Increase - MPR < 35%		$20,960,000.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$9,292,135.83
Series Nominal Liquidation Amount		688,705,469.16

Required Participation Amount		$688,705,469.16
Excess Receivables		$481,305,904.87

Total Collateral		1,170,011,374.03
Collateral as Percent of Notes		73.13%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,114,282,513.95
Total Principal Collections	($1,887,475,189.46)
Investment in New Receivables	$2,121,195,168.11
Receivables Added for Additional Accounts	$0.00
Repurchases	($33,074,664.33)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($749,842,452.98)
Less Servicing Adjustment	($2,205,495.14)

Ending Balance	$5,562,879,880.15

SAP for Next Period	21.03%

Average Receivable Balance	$5,473,333,398.45
Monthly Payment Rate	34.48%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$22,899,254.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$22,899,254.93

Series Allocation Percentage at Month-End	21.03%
Floating Allocation Percentage at Month-End	89.59%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	800,000,000.00
Payout	—
Additions	266,666,666.67

Ending Balance	1,066,666,666.67

Distributions to Investors
A1 Days	31
A1 LIBOR	2.483750%
A1 Applicable Margin	0.640000%

	3.123750%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,286,411.46	2.69
Principal A1	—	—

		2.69

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,248,911.46
Servicing Fee	967,981.36

Excess Cash Flow	98,108.86

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.45%
Pass / Fail	PASS